Financial Instruments - Summary of Earnings Impact of (Gains) Losses from Risk Management Positions (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Financial Instruments [Abstract]
Realized (Gain) Loss	$ 52	$ 697	$ 33	$ 1,166
Unrealized (Gain) Loss	(88)	(122)	148	(261)
(Gain) Loss on Risk Management From Continuing Operations	$ (36)	$ 575	$ 181	$ 905